Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Finished goods	$ 13,860	$ 9,787
Work in process	21,201	20,835
Raw materials	12,049	13,454
Inventory, Net	$ 47,110	$ 44,076